STATEMENT OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	12 Months Ended
	Jul. 31, 2014	Jul. 31, 2013
EXPENSES
Bad debt expense	$ 50,038
Consulting	51,284	116,273
Filing and regulatory	9,557	23,374
Foreign exchange	(28,780)	(10,682)
Gain on extinguishment of debt	(7,771)
General and administrative	28,113	65,114
Geological, mineral, and prospect costs written off		364,000
Professional fees	54,650	45,509
Promotion and shareholder communication	639	76,201
Loss and comprehensive loss	$ (157,730)	$ (679,789)
Basic and diluted loss per common share	$ 0	$ (0.01)
Weighted average number of common shares outstanding	63,400,000	61,998,356